Related Party Transactions	12 Months Ended
Jul. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

7. Related Party Transactions

On June 28, 2018, we raised $500,000 to support our continued operations by issuing a one-year promissory note to Tom Y. Lee, a member of the Company’s Board of Directors and our largest stockholder. The note accrued interest at 6.5% per annum, compounded annually. On August 16, 2018, $500,000 of principal and approximately $4,000 of accrued interest was converted into 1,120,633 shares of common stock (See Note 5 to these consolidated financial statements).

On July 29, 2019, we entered into a Sublease Agreement (the “Sublease”) with SwabPlus L.P. (“SwabPlus”), effective July 25, 2019, pursuant to which we will sublease certain office and industrial space for our corporate headquarters. The premises are located in Rancho Cucamonga, California. Pursuant to the terms of the Sublease, the Company will pay SwabPlus rent of approximately $2,333 per month, plus additional payments for real property taxes, maintenance and repair and related expenses (See Note 4 to these consolidated financial statements). During the year ended July 31, 2020, $39,000 was paid to SwabPlus.

During the fiscal year ended July 31, 2020, we sold $124,000 of product to Harmony Bioscience, Inc. PURE Chairman and CEO Tom Y. Lee is an affiliate of Harmony Bioscience.

As of July 31, 2020 and July 31, 2019, accounts payable included $60,000 in board fees due to officers and directors, respectively.